Trade and Other Receivables	12 Months Ended
Dec. 31, 2019
Subclassifications of assets, liabilities and equities [abstract]
Trade and Other Receivables
11 - TRADE AND OTHER RECEIVABLES

	$ million
	Dec 31, 2019		Dec 31, 2018
	Current	Non-current	Current	Non-current
Trade receivables	30,216	—	27,541	—
Lease receivables [A]	213	1,528
Other receivables [A]	7,791	4,039	8,543	4,823
Amounts due from joint ventures and associates	912	1,078	992	1,183
Prepayments and deferred charges	4,282	1,440	5,355	1,820
Total	43,414	8,085	42,431	7,826

[A] In 2018 'Lease receivables' were included in 'Other receivables'.

The fair value of financial assets included above approximates the carrying amount and was determined from predominantly unobservable inputs.

Other receivables at December 31, 2019, include receivables from certain governments in their capacity as joint arrangement partners, of $1,209 million (2018: $1,449 million), after provisions for impairments, that are overdue in part or in full. Recoverability and timing thereof is subject to uncertainty, however, the ultimate risk of default on the carrying amount is considered to be low. Other receivables also include income tax and other tax receivables (see Note 16).

Provisions for impairments deducted from trade and other receivables amounted to $649 million at December 31, 2019 (2018: $790 million).

Shell uses a provision matrix to calculate expected credit losses ("ECLs") for trade receivables. The provision matrix is initially based on Shell’s historical observed default rates. Shell calculates the ECL to adjust the historical credit loss experienced with forward-looking information. The ECL at December 31, 2019 is $83 million (2018: $23 million) which represents 0.08%-0.27% of all trade receivables.

A loss allowance provision of $193 million (2018: $243 million) was established, in addition to all other impairments to trade receivables as at December 31, 2019, that are outside of the provision matrix calculations.

Lease receivables

Lease contracts where Shell is the lessor are classified as finance lease or operating lease. Receivables for lease contracts classified as finance leases are as follows:

Finance lease	$ million
Dec 31, 2019
Less than one year	305
Between 1 and 5 years	953
5 years and later	1,019
Total undiscounted lease payments receivable	2,277
Unearned finance income	536
Net investment in the lease	1,741

In addition at December 31, 2019, Shell is entitled to contractual payments under operating leases of $344 million.